ACQUISITIONS AND DIVESTITURES (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations and Discontinued Operations [Abstract]
Net cash proceeds on divestiture

For the year ended December 31	2018	2017
Gross cash proceeds on divestiture
Veladero	$—	$990
	$—	$990